NOTES PAYABLE RELATED PARTY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Apr. 30, 2021
Interest Rate								10.00%
Imputed Interest							$ 3,000	$ 40,000
Promissory Note		$ 0	$ 0		$ 0	$ 0		2,227,000
Interest Expense							7,000	42,000
Long Term Notes Payabe - Related Parties	$ 1,975,000						0	1,975,000
Notes Payable - Related Party	452,000	150,000			150,000		200,000	452,000
Miscellaneous Expense		29,000	1,585,000		1,383,000	1,621,000	3,202,000	(483,000)
Total Interest Expenses		(34,000)	(42,000)		(47,000)	(46,000)	$ (7,000)	(239,000)
Convertible Promissory Note				$ 1,300,000	0	$ 156,000		1,300,000
Common Stock Shares Issued Upon Conversion Of Debt And Equity				1,733,334		1,733,334
Notes Payable [Member]
Interest Rate						5.00%	10.00%
Interest Expense		4,000	5,000		9,000	$ 10,000
Miscellaneous Expense		30,000			50,000
Total Interest Expenses		4,000	10,000		4,000
Convertible Promissory Note	$ 1,300,000
Common Stock Shares Issued Upon Conversion Of Debt And Equity	1,733,334
Dan Pappalardo [Member]
Notes Payable - Related Party	$ 217,000	150,000	200,000		150,000	200,000	$ 200,000	217,000	$ 17,000
Tom Ochocki [Member]
Long Term Notes Payabe - Related Parties	1,975,000						0	1,975,000
Notes Payable - Related Party	1,975,000						2,198,000	1,975,000
Estate Of Sally Pappalardo [Member]
Interest Expense		4,000	5,000		9,000	10,000
Accrued Interest					10	10	65,000
Outstanding Principal							235,000
Note Payable - Related Parties	235,000	0	235,000		0	235,000	0	235,000	$ 300,000
Notes Payable - Related Party	$ 235,000	$ 0	$ 235,000		$ 0	$ 235,000	$ 0	$ 235,000
Mr. Jankowski [Member]
Interest Rate							0.00%
Long Term Notes Payabe - Related Parties							$ 1,373,000